Shareholders' Equity and Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' Equity and Other Comprehensive Income

NOTE 18 – SHAREHOLDERS’ EQUITY AND OTHER COMPREHENSIVE INCOME

Other Comprehensive Income

The following is a summary of the tax effects of each component of other comprehensive income for the years ended December 31 for the periods indicated:

	2013
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized loss on securities:
Unrealized holding losses arising during the period	$(62,095)	$21,733	$(40,362)
Less: reclassification adjustment for gains included in net income	(2,277)	797	(1,480)

Net unrealized losses	(64,372)	22,530	(41,842)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$953	$(333)	$620
Less: reclassification adjustment for losses included in net income	391	(137)	254

Fair value of derivative instruments designated as cash flow hedges	1,344	(470)	874

Total other comprehensive loss	$(63,028)	$22,060	$(40,968)

	2012
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized gain on securities:
Unrealized holding gains arising during the period	$2,174	$(761)	$1,413
Less: reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized gains	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Less: reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20

	2011
(Dollars in thousands)	Before Tax	Tax Expense (Benefit)	Net-of-Tax Amount
Unrealized gain on securities:
Unrealized holding gains arising during the period	$36,328	$(12,715)	$23,613
Other-than-temporary impairment realized in net income	(509)	178	(331)
Less: reclassification adjustment for gains included in net income	(3,422)	1,198	(2,224)

Net unrealized gains	32,397	(11,339)	21,058

Fair value of derivative instruments designated as cash flow hedges
Change in fair value of derivative instruments designated as cash flow hedges during the period	$(19,078)	$6,677	$(12,401)
Less: reclassification adjustment for losses included in net income	1,723	(603)	1,120

Fair value of derivative instruments designated as cash flow hedges	(17,355)	6,074	(11,281)

Total other comprehensive income	$15,042	$(5,265)	$9,777

Treasury share repurchases

Share repurchases may be made from time to time, on the open market or in privately negotiated transactions. Such repurchases are authorized by the Board of Directors through a share repurchase program and are executed at the discretion of the management of the Company. The approved share repurchase program does not obligate the Company to repurchase any dollar amount or number of shares, and the program may be extended, modified, suspended, or discontinued at any time. Stock repurchases generally are affected through open market purchases, and may be made through unsolicited negotiated transactions. The timing of these repurchases will depend on market conditions and other requirements.

In October 2011, the Board of Directors authorized the repurchase of up to 900,000 shares of common stock. Purchases are based on the settlement date of the transactions. The average price paid per share includes commissions paid. No shares were repurchased during 2013. There are 46,692 shares available for repurchase at December 31, 2013 pursuant to the publicly announced plan.